Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key Management
Director fees and salaries and short-term employee benefits	$ 4,373	$ 3,794
Share-based compensation	4,784	4,247
Total Compensation	$ 9,157	$ 8,041